Financial Statements - Consolidated Statements of Changes in Equity - ARS ($)		Total	Issued Capital Member	Share Premium Member	Inflation Adjustments to Share Capital Member	Fair Value Reserve OCI Member	Share Of OCI From Associates And Joint Ventures Member	Legal Reserve Member	Other Reserve Member	Retained Earnings Member	Total Equity Attributable to Owners of the Bank Member	Non-controlling Interest Member	Total Equity Member
EQUITY AT THE BEGINNING OF THE PERIOD at Dec. 31, 2016		$ 38,521,734,000	$ 536,878,000	$ 1,982,708,000	$ 8,533,648,000	$ 194,505,000	$ 6,252,000	$ 6,077,689,000	$ 15,634,934,000	$ 5,055,655,000	$ 38,022,269,000	$ 499,465,000	$ 38,521,734,000
Total Comprehensive Loss for the Period Abstract
PROFIT (LOSS) FOR THE FISCAL YEAR		1,859,511,000	0	0	0	0	0	0	0	1,903,820,000	1,903,820,000	(44,309,000)	1,859,511,000
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX		(142,632,000)	0	0	0	(138,989,000)	(3,643,000)	0	0	0	(142,632,000)	0	(142,632,000)
Distribution of Retained Earnings as per the Shareholders Meeting Held Abstract
Legal Reserve			0	0	0	0	0	1,264,965,000	0	(1,264,965,000)	0	0	0
Cash Dividends	[1]		0	0	0	0	0	0	0	(1,454,790,000)	(1,454,790,000)	0	(1,454,790,000)
Other Reserves			0	0	0	0	0	0	3,478,516,000	(3,478,516,000)	0	0	0
Subscription of Shares Approved by the Shareholders Meeting Held			75,782,000	10,610,489,000	46,933,000	0	0	0	0	0	10,733,204,000	0	10,733,204,000
Other Distributions			0	0	0	0	0	0	0	0	0	(372,000)	(372,000)
EQUITY AT THE END OF THE PERIOD at Dec. 31, 2017		49,516,655,000	612,660,000	12,593,197,000	8,580,581,000	55,516,000	2,609,000	7,342,654,000	19,113,450,000	761,204,000	49,061,871,000	454,784,000	49,516,655,000
Changes in Equity Abstract
Adjustment on initial application of IFRS 9, Net of Tax			0	0	0	0	0	0	0	(725,408,000)	(725,408,000)	0	(725,408,000)
Restated Balance at the Beginning of the Fiscal Year			612,660,000	12,593,197,000	8,580,581,000	55,516,000	2,609,000	7,342,654,000	19,113,450,000	35,796,000	48,336,463,000	454,784,000	48,791,247,000
Total Comprehensive Loss for the Period Abstract
PROFIT (LOSS) FOR THE FISCAL YEAR		(1,569,703,000)	0	0	0	0	0	0	0	(1,489,732,000)	(1,489,732,000)	(79,971,000)	(1,569,703,000)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX		(27,747,000)	0	0	0	(157,125,000)	129,378,000	0	0	0	(27,747,000)	0	(27,747,000)
Distribution of Retained Earnings as per the Shareholders Meeting Held Abstract
Legal Reserve			0	0	0	0	0	1,045,096,000	0	(1,045,096,000)	0	0	0
Cash Dividends	[2]		0	0	0	0	0	0	0	(1,306,955,000)	(1,306,955,000)	0	(1,306,955,000)
Other Reserves			0	0	0	0	0	0	2,873,429,000	(2,873,429,000)	0	0	0
Other Net Increases			0	0	0	0	0	0	0	0	0	24,451,000	24,451,000
Loss of Control of Subsidiary			0	0	0	0	0	0	0	0	0	(369,152,000)	(369,152,000)
EQUITY AT THE END OF THE PERIOD at Dec. 31, 2018		$ 45,542,141,000	$ 612,660,000	$ 12,593,197,000	$ 8,580,581,000	$ (101,609,000)	$ 131,987,000	$ 8,387,750,000	$ 21,986,879,000	$ (6,679,416,000)	$ 45,512,029,000	$ 30,112,000	$ 45,542,141,000

[1]	Dividends per share amounts to 2.29327
[2]	Dividends per share amounts to 3.92877